Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended		12 Months Ended
	Feb. 18, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Disclosure of dividends [line items]
Dividend per share, after period-end			$ 0.55	$ 0.78
Dividend amount, after period-end			$ 2,788	$ 3,946
Shares in BHP Group Limited that were held by BHP Group Plc		0	0	0
Major ordinary share transactions [member]
Disclosure of dividends [line items]
Dividend per share, after period-end	$ 0.65
Dividend amount, after period-end	$ 3,287
BHP Group Limited [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share		2
Ordinary shares on issue and held by the public		2,945,000,000
Tax rate		30.00%
BHP Group Plc [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share		2
Ordinary shares on issue and held by the public		2,112,000,000